Income Taxes - Summary of Reconciliation of Unrecognized Tax Benefits (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Changes In Deferred Tax Liability Asset [Abstract]
Unrecognized tax benefits, beginning of year	$ 1,980	$ 1,923
Additions:
Prior year’s tax positions	60	57
Reductions:
Unrecognized tax benefits, end of year	$ 2,040	$ 1,980